Cover	12 Months Ended
Dec. 31, 2024
Document Information [Line Items]
Document Type	DEFA14A
Amendment Flag	true
Amendment Description	On May 5, 2025, Innovative Food Holdings, Inc. (the “Company”) filed with the Securities and Exchange Commission a definitive proxy statement on Schedule 14A (as amended or supplemented to date, the “Proxy Statement”) relating to the Company’s Annual Meeting of Stockholders (the “Annual Meeting”) to be held on May 28, 2025, at 10:00 a.m. Eastern Time.This supplement to the Proxy Statement (this “Supplement”) is being filed to correct the following inadvertent errors contained in the Proxy Statement: ●To revise the “Summary Compensation Table” under the subsection “Executive Compensation” of the section “Governance of the Company” on page 21 of the Proxy Statement; and ●To revise the subsection “Pay versus Performance” under the section “Governance of the Company” on page 25 of the Proxy Statement.Except as specifically updated and revised by this Supplement, all information set forth in the Proxy Statement remains unchanged and should be considered in casting your vote by proxy or in person at the Annual Meeting. Capitalized terms not defined in this Supplement have the meanings set forth in the Proxy Statement.
Entity Information [Line Items]
Entity Registrant Name	Innovative Food Holdings, Inc.
Entity Central Index Key	0000312257